Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]
Schedule of Reportable Transactions [Abstract]
Schedule of Reportable Transactions
Community Trust Bancorp, Inc.
Employee Stock Ownership Plan

Form 5500, Schedule H, Part IV, Line 4j
EIN 61-0979818, Plan #007
Schedule of Reportable Transactions

For the Year Ended December 31, 2025

Identity of Party Involved and Description of Asset	Purchase Price	Selling Price	Number of Transactions	Cost of Asset	Realized Gain
Series of transactions in excess of 5%

Community Trust Bancorp, Inc. common stock	$3,536,659		64	$3,536,659
Community Trust Bancorp, Inc. common stock		$3,172,337	86	$1,996,046	$1,176,291